Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Kings Gaming [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 9,000,000
Valuation Techniques		Forecasted Performance, 2014- 2020
Unobservable Input		Chip Turnover Annual Growth
Kings Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		1.90%
Kings Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		15.00%
Kings Gaming [Member] | Forecasted Performance Two [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques		Forecasted Performance, 2014- 2020
Unobservable Input		Operating Income/Chip Turnover
Kings Gaming [Member] | Forecasted Performance Two [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		0.14%
Kings Gaming [Member] | Forecasted Performance Two [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		0.16%
Kings Gaming [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques		Monte Carlo Method
Unobservable Input		Average Simulated Share Prices
Kings Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share Price		$ 2.08
Kings Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share Price		$ 2.91
Oriental VIP Room [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	41,404,026	36,528,269
Valuation Techniques	Forecasted Performance, 2015-June 2016	Forecasted Performance, 2014-June 2016
Unobservable Input	Chip Turnover Annual Growth	Chip Turnover Annual Growth
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	5.00%	5.00%
Oriental VIP Room [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	40.00%	30.00%
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Monte Carlo Method	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices	Average Simulated Share Prices
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share Price	$ 1.24	$ 2.67
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share Price	$ 1.29	$ 2.98
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 42,291,631	$ 33,027,050
Valuation Techniques	Forecasted Performance, 2015	Forecasted Performance, 2014-2015
Unobservable Input	Chip Turnover Annual Growth	Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	5.00%	5.00%
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	20.00%	60.00%
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Monte Carlo Method	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices	Average Simulated Share Prices
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share Price	$ 1.26	$ 2.76
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share Price	$ 1.31	$ 2.90